SUPPLEMENT TO THE

FIDELITY® SHORT-TERM BOND FUND

A Fund of Fidelity Fixed-Income Trust

and

FIDELITY INTERMEDIATE BOND FUND

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2004

Effective December 31, 2004, the following information has been removed from the "Trustees and Officers" section beginning on page 14.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

STP/IBFB-05-01 January 29, 2005
1.789512.104

The following information replaces similar information found in the "Trustees and Officers" section on page 15.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 17.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short-Term Bond and Intermediate Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information has been removed from the "Trustees and Officers" section beginning on page 14.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Short-Term Bond and Intermediate Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Short-Term Bond and Intermediate Bond. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the last paragraph of the Distribution Services section beginning on page 33.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 34.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information replaces the third and fourth paragraphs found under the "Voting Rights" heading in the "Description of the Trusts" section beginning on page 35.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the Appendix section on page 36.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

FIDELITY® SMALL CAP RETIREMENT FUND

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2004

Effective December 31, 2004, the following information has been removed from the "Trustees and Officers" section beginning on page 15.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

The following information replaces similar information found in the "Trustees and Officers" section on page 16.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

SMRB-05-01 January 29, 2005
1.782324.104

Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 15.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Dirks also serves as a Trustee (2005) or a Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 15.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 15.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Commonwealth Trust. Mr. Wolfe also serves as a Trustee (2005) or a Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information has been removed from the Trustees and Officers section on page 19.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Small Cap Retirement. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 15.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Small Cap Retirement. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Small Cap Retirement. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the last paragraph of the Distribution Services section on page 35.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 35.

Many fund shares are owned by intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may be paid for each plan participant fund account for providing recordkeeping services that would otherwise have been performed by FIIOC.

FIIOC may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation ("NSCC"). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 36.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the Appendix section on page 37.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

SPARTAN® 500 INDEX FUND

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2004

Mr. Cook served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 15.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Mr. Cox served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 15.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a member of the Advisory Board. Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

SMIB-05-01 January 29, 2005
1.717337.111

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 15.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Mr. Kirk served as a Member of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section on page 16.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 14.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

During the period from October 1, 2004 through December 31, 2004, Mr. Wolfe served as a member of the Advisory Board. Effective January 1, 2005, Mr.Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan 500 Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information has been removed from the "Trustees and Officers" section on page 18.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan 500 Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 14.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan 500 Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 30.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section found on page 31.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 32.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information supplements that found in the "Appendix" section beginning on page 32.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

FIDELITY® NASDAQ COMPOSITE® INDEX FUND

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2005

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 32.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 32.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

EIFB-05-01 January 29, 2005
1.807082.101

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information supplements that found in the "Appendix" section found on page 35.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

FIDELITY® SMALL CAP STOCK FUND
FIDELITY MID-CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND

Funds of Fidelity Commonwealth Trust

June 29, 2004

STATEMENT OF ADDITIONAL INFORMATION

Effective December 31, 2004, the following information has been removed from the "Trustees and Officers" section beginning on page 17.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

SMLB-05-01 January 29, 2005
1.712213.117

The following information replaces similar information found in the "Trustees and Officers" section on page 18.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

 Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 17.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 20.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 17.

Kenneth L. Wolfe (64)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

The following information has been removed from the "Trustees and Officers" section on page 21.

Francis V. Knox, Jr. (56)

Year of Election or Appointment 2002

Assistant Treasurer of Small Cap Stock, Mid-Cap Stock, and Large Cap Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

The following information supplements similar information found in the "Trustees and Officers" section on page 21.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Small Cap Stock, Mid-Cap Stock, and Large Cap Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section on page 22.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Small Cap Stock, Mid-Cap Stock, and Large Cap Stock. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the last paragraph of the Distribution Services section found on page 38.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 38.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 39.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

The following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 40.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Small Cap Stock and Large Cap Stock. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Mid-Cap Stock. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

The following information supplements that found in the Appendix section found on page 40.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.